Goodwill - Impairment Analysis (Details)	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Discount Rate (%)	30.00%
Terminal Value Multiple	270.00%
Revenue Growth Rate (%)	26.00%
Discount Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	39.00%
Terminal Value Multiple
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	180.00%
Revenue Growth Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	18.00%